Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Oct. 01, 2022	Oct. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The information below presents the relationship between compensation actually paid (CAP) of the Company’s NEOs and certain performance measures in accordance with Item 402(v) of Regulation S-K.

	Summary Compensation Table Total for PEO (b)(1)	Compensation Actually Paid to PEO (c)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(1)	Average Compensation Actually Paid to Non-PEO NEOs (e)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions) (h)	Company Selected Measure(4) (i)
Year (a)					Total Shareholder Return (f)	Peer Group Total Shareholder Return(3) (g)
2024	$16,605,817	$27,189,217	$3,411,765	$4,015,111	259	297	$222.50	$5.28
2023	$14,945,356	$18,663,356	$2,186,727	$3,007,319	204	274	$310.00	$6.26
2022	$16,760,493	$20,787,493	$1,638,603	$2,165,569	174	150	$240.40	$4.68
2021	$14,535,131	$16,678,631	$1,957,866	$2,695,765	148	159	$249.50	$3.61

Company Selected Measure Name	Non-GAAP EPS
Named Executive Officers, Footnote	For all fiscal years covered by the Pay Versus Performance Table, the PEO was Mr. Sola. Our Non-PEO NEOs for the covered years are as follows:

2024	2023	2022	2021
Jonathan Faust	Kurt Adzema	Kurt Adzema	Kurt Adzema
Kurt Adzema	Alan Reid	Alan Reid	Alan Reid
Alan Reid	Charles Mason	Dennis Young	Dennis Young
Charles Mason

Peer Group Issuers, Footnote	Represents the TSR of a peer group comprising Flex Ltd., Jabil Inc., Celestica Inc., Benchmark Electronics, Inc., and Plexus Corp.
PEO Total Compensation Amount	$ 16,605,817	$ 14,945,356	$ 16,760,493	$ 14,535,131
PEO Actually Paid Compensation Amount	$ 27,189,217	18,663,356	20,787,493	16,678,631
Adjustment To PEO Compensation, Footnote

	PEO
	2024	2023	2022	2021
Summary Compensation Table Total	$16,605,817	$14,945,356	$16,760,493	$14,535,131
Adjustments:
Deduction for Value of Equity Awards Disclosed in the Summary Compensation Table	($12,872,500)	($12,058,000)	($11,867,000)	($10,293,000)
Increase for Year End Fair Value of Equity Awards Granted in the Year that Remain Outstanding and Unvested as of the End of the Year	$17,217,500	$10,856,000	$13,824,000	$11,754,000
Increase/deduction for Year-Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$5,836,000	$4,920,000	$2,070,000	—
Increase for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—	—
Increase/deduction for Change in Fair Value of Equity Awards from the Prior Year that Vested in the Year	$402,400	—	—	$682,500.00
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	—
Compensation Actually Paid	$27,189,217	$18,663,356	$20,787,493	$16,678,631

Non-PEO NEO Average Total Compensation Amount	$ 3,411,765	2,186,727	1,638,603	1,957,866
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,015,111	3,007,319	2,165,569	2,695,765
Adjustment to Non-PEO NEO Compensation Footnote

	NEOs
	2024	2023	2022	2021
Summary Compensation Table Total	$3,411,765	$2,186,727	$1,638,603	$1,957,866
Adjustments:
Deduction for Value of Equity Awards Disclosed in the Summary Compensation Table	($2,295,423)	($1,547,443)	($985,743)	($1,146,633)
Increase for Year End Fair Value of Equity Awards Granted in the Year that Remain Outstanding and Unvested as of the End of the Year	$3,116,368	$1,393,187	$1,152,000	$1,306,000
Increase/deduction for Year-Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$263,835	$422,751	$356,500	$502,392
Increase for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—	—
Increase/deduction for Change in Fair Value of Equity Awards from the Prior Year that Vested in the Year	$29,681	$552,098	$4,209	$76,140
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	($511,114)	—	—	—
Compensation Actually Paid	$4,015,111	$3,007,319	$2,165,569	$2,695,765

Compensation Actually Paid vs. Total Shareholder Return

PEO CAP	NEO CAP	Sanmina TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income

PEO CAP	NEO CAP	GAAP Net Income

Compensation Actually Paid vs. Company Selected Measure

PEO CAP	NEO CAP	Non-GAAP EPS

Tabular List, Table
TABULAR LIST OF PERFORMANCE MEASURES
The following table lists the financial performance measures that the Company considers to be the most important financial performance measures used by the Company to link compensation actually paid to its NEOs for the most recently completed fiscal year to performance of the Company.

Non-GAAP EPS
Cash Flow From Operations
Non-GAAP Operating Margin
Relative TSR
Revenue

Total Shareholder Return Amount	$ 259	204	174	148
Peer Group Total Shareholder Return Amount	297	274	150	159
Net Income (Loss)	$ 222,500,000	$ 310,000,000.00	$ 240,400,000	$ 249,500,000
Company Selected Measure Amount	5.28	6.26	4.68	3.61
PEO Name	Mr. Sola	Mr. Sola	Mr. Sola	Mr. Sola
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Non-GAAP Measure Description	Represents Non-GAAP EPS, which is defined in Appendix B of this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow From Operations
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
PEO | Deduction for Value of Equity Awards Disclosed in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,872,500)	$ (12,058,000)	$ (11,867,000)	$ (10,293,000)
PEO | Increase for Year End Fair Value of Equity Awards Granted in the Year that Remain Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,217,500	10,856,000	13,824,000	11,754,000
PEO | Increase/deduction for Year-Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,836,000	4,920,000	2,070,000	0
PEO | Increase for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Increase/deduction for Change in Fair Value of Equity Awards from the Prior Year that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	402,400	0	0	682,500
PEO | Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Deduction for Value of Equity Awards Disclosed in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,295,423)	(1,547,443)	(985,743)	(1,146,633)
Non-PEO NEO | Increase for Year End Fair Value of Equity Awards Granted in the Year that Remain Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,116,368	1,393,187	1,152,000	1,306,000
Non-PEO NEO | Increase/deduction for Year-Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,835	422,751	356,500	502,392
Non-PEO NEO | Increase for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Increase/deduction for Change in Fair Value of Equity Awards from the Prior Year that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,681	552,098	4,209	76,140
Non-PEO NEO | Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (511,114)	$ 0	$ 0	$ 0